Condensed Consolidated Balance Sheets - USD ($)	Dec. 31, 2025	Jun. 30, 2025
CURRENT ASSETS:
Cash	$ 4,437,319	$ 2,605,111
Restricted cash	386,166	321,206
Investment in films-current	535,857	1,077,457
Investment in securities	1,622,807
Operating lease income receivable - related parties		92,587
Deferred operating lease income receivable current - related parties		1,012,131
Asset held for sale		9,999,600
TOTAL CURRENT ASSETS	58,345,496	67,539,837
Digital assets	26,349,768
Property and equipment, net	1,182,692	1,196,399
Goodwill	2,092,412	2,042,611
Deferred operating lease income receivable non-current - related parties		1,060,756
Operating right-of-use assets	55,377	42,253,187
Other non-current assets	496,492	791,904
TOTAL ASSETS	88,522,237	114,884,694
CURRENT LIABILITIES:
Short-term bank loans	4,939,154	4,778,324
Long-term bank loans -current portion	1,593,714	731,476
Contract liability – third parties	2,683,388	1,872,503
Taxes payable	3,982,640	4,531,714
Operating lease liability - current	29,144	27,844
TOTAL CURRENT LIABILITIES	29,114,665	45,961,493
Long-term bank loans	1,164,720	2,327,042
Operating lease liability - non-current	15,050	44,982,694
TOTAL LIABILITIES	30,294,435	93,271,229
Commitments and contingencies
SHAREHOLDERS’ EQUITY
Ordinary shares, value	819,390	169,390
Subscription receivable	(15,441)	(15,441)
Additional paid-in capital	90,043,880	55,369,555
Statutory reserve	1,735,741	1,576,512
Accumulated deficit	(33,876,581)	(33,932,953)
Accumulated other comprehensive loss	(422,192)	(1,585,437)
TOTAL POP CULTURE GROUP CO., LTD SHAREHOLDERS’ EQUITY	58,284,797	21,581,626
Non-controlling interests	(56,995)	31,839
TOTAL SHAREHOLDERS’ EQUITY	58,227,802	21,613,465
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	88,522,237	114,884,694
Third Parties
CURRENT ASSETS:
Accounts receivable, net	23,528,516	35,744,267
Advances to suppliers	17,303,405	13,412,095
Prepaid expenses and other current assets	10,388,428	2,649,182
CURRENT LIABILITIES:
Accounts payable	14,711,791	32,216,337
Accrued liabilities and other payables	1,115,039	1,447,907
Related Parties
CURRENT ASSETS:
Accounts receivable, net		170,054
Advances to suppliers		455,079
Prepaid expenses and other current assets	142,998	1,068
CURRENT LIABILITIES:
Accounts payable	52,249	157,644
Due to related parties		185,062
Accrued liabilities and other payables	$ 7,546	$ 12,682